Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Payable
Schedule of accounts payable

Accounts payable consisted of the following as at December 31 (in thousands):

	2012	2011
Suppliers, repairers	$8,995	$12,148
Insurers, agents, brokers	1,373	1,486
Other creditors	3,614	1,510

Total	$13,982	$15,144